Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)
Leases [Abstract]
Operating lease expenses	¥ 67,465	$ 9,651
Short term lease expenses	¥ 515	$ 74
Operating lease, lease not yet commenced, description	As of February 29, 2020, the Group did not have additional operating leases that have not yet commenced.	As of February 29, 2020, the Group did not have additional operating leases that have not yet commenced.
Weighted average remaining lease term	4 years 6 months	4 years 6 months
Weighted average discount rate	5.50%	5.50%
Rental expenses under operating leases			¥ 60,995	¥ 42,349